WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 2) (Equity Classified Warrants [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity Classified Warrants [Member]
Volatility	60.30%	87.00%
Expected term (years)	4 years 8 months 12 days	5 years
Risk-free interest rate	0.70%	1.50%
Dividend yield	0.00%	0.00%